Debt and Interest Expense - Debt Activity Table (Detail) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
		Jun. 07, 2018	Dec. 31, 2018	May 31, 2018	Dec. 31, 2018		Dec. 31, 2017		Aug. 31, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Carrying value, beginning balance					$ 15,458	[1]	$ 15,078
Other, net					56		54
Carrying value, ending balance			$ 16,169		16,169		15,458	[1]
Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Carrying value, beginning balance					3,465	[1]	3,091
Other, net					3		4
Carrying value, ending balance			4,787		4,787		3,465	[1]
Western Gas Equity Partners, LP excluding WES [Member]
Debt Instrument [Line Items]
Carrying value, beginning balance	[2]				28	[1],[3]	28
Other, net	[2]				0
Carrying value, ending balance	[1],[2]		28		28		28	[3]
Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Carrying value, beginning balance	[4]				11,965	[1],[5]	11,959
Other, net					53	[5]	50	[4]
Carrying value, ending balance	[1],[4],[5]		$ 11,354		11,354		11,965
WES RCF [Member]
Debt Instrument [Line Items]
Borrowings, credit facilities					540		370
Repayments of credit facilities					(690)
WES RCF [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Borrowings, credit facilities					540		370
Repayments of credit facilities					(690)
4.850% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Repayments of debt					$ (123)
Debt instrument, stated interest rate			4.85%		4.85%
4.850% Senior Notes due 2021 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt			$ (123)		$ (123)	[5]
3.450% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Repayments of debt					$ (375)
Debt instrument, stated interest rate			3.45%		3.45%
3.450% Senior Notes due 2024 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt			$ (377)		$ (375)	[5]
Senior Notes Zero Coupon [Member]
Debt Instrument [Line Items]
Repayments of debt					(35)
Senior Notes Zero Coupon [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt			$ (36)		$ (35)	[5]
5.550% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			5.55%		5.55%
6.600% Senior Notes due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			6.60%		6.60%
WES 4.650% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			4.65%		4.65%
WES 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			5.45%		5.45%
TEUs - senior amortizing notes due 2018 [Member]
Debt Instrument [Line Items]
Repayments of debt		$ (9)			$ (17)		(34)
Debt instrument, stated interest rate		1.50%
Debt instrument, maturity date		Jun. 07, 2018
TEUs - senior amortizing notes due 2018 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt					$ (17)	[5]	(34)	[4]
4.500% Senior Notes due March 2028 [Member]
Debt Instrument [Line Items]
Issuance					$ 394
Debt instrument, stated interest rate			4.50%		4.50%
4.500% Senior Notes due March 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Issuance					$ 394
Debt instrument, stated interest rate										4.50%
5.300% Senior Notes due March 2048 [Member]
Debt Instrument [Line Items]
Issuance					$ 687
Debt instrument, stated interest rate			5.30%		5.30%
5.300% Senior Notes due March 2048 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Issuance					$ 687
Debt instrument, stated interest rate										5.30%
7.000% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Repayments of debt							(6)
Debt instrument, stated interest rate			7.00%		7.00%
7.000% Debentures due 2027 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt	[5]						(6)
6.625% Debentures due 2028 [Member]
Debt Instrument [Line Items]
Repayments of debt							(3)
Debt instrument, stated interest rate			6.625%		6.625%
6.625% Debentures due 2028 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt	[4]						(3)
7.950% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Repayments of debt							(1)
Debt instrument, stated interest rate			7.95%		7.95%
7.950% Debentures due 2029 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt	[4]						$ (1)
4.750% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Issuance					$ 396
Debt instrument, stated interest rate			4.75%		4.75%
4.750% Senior Notes due August 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Issuance					$ 396
Debt instrument, stated interest rate									4.75%
5.500% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Issuance					$ 342
Debt instrument, stated interest rate			5.50%		5.50%
5.500% Senior Notes due August 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Issuance					$ 342
Debt instrument, stated interest rate									5.50%
7.050% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Repayments of debt					$ (114)
Debt instrument, stated interest rate
Debt instrument, maturity date
7.050% Debentures due 2018 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Repayments of debt	[5]			$ (114)	$ (114)
Debt instrument, stated interest rate				7.05%
WES 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Repayments of credit facilities					$ (350)
Debt instrument, stated interest rate
Debt instrument, maturity date
WES 2.600% Senior Notes due 2018 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Repayments of credit facilities					$ (350)
Debt instrument, stated interest rate			2.60%		2.60%

[1]	The Company’s outstanding borrowings, except for borrowings under the WGP RCF, are senior unsecured.
[2]	Excludes WES.
[3]	Excludes WES.
[4]	Excludes WES and WGP
[5]	Excludes WES and WGP.